INCOME TAXES (10K) (Tables)	12 Months Ended
Jun. 30, 2016
Income Tax Disclosure [Abstract]
Schedule of benefit (provision) for income taxes
($ in thousands)	2016	2015	2014
Current:
Federal	$(7)	$(58)	$(21)
State	(38)	(6)	-
	(45)	(64)	(21)

Deferred:
Federal	407	365	20,970
State	253	(590)	6,306
	660	(225)	27,276

	$615	$(289)	$27,255

Schedule of income tax benefit in the provision for income taxes
($ in thousands)	2016		2015	2014

Indicated benefit (provision) at federal statutory rate of 34%	$2,523		$272	$(94)
Effects of permanent differences	(2,040	(A)	(215)	(8)
State income taxes, net of federal benefit	199		(410)	(18)
Income tax credits	70		40	-
Changes related to prior years	-		187	-
Changes in valuation allowances	(137		(163)	27,375
	$615		$(289)	$27,255

(A)	Increase in the effects of permanent differences due to the tax effect of the change in fair value of warrant liabilities in 2016

Schedule of deferred tax assets and liabilities
	June 30,
($ in thousands)	2016	2015
Deferred tax assets:
Net operating loss carryforwards	$46,691	$46,919
Asset reserves	1,713	792
Deferred research and development costs	1,356	1,009
Intangibles	539	606
Deferred gain on assets under sale-leaseback transaction	331	632
Stock-based compensation	377	224
Other	379	437
	51,386	50,619
Deferred tax liabilities:
Fixed assets	(528)	(492)
Intangibles and goodwill	-	(84)
Deferred tax assets, net	50,858	50,043
Valuation allowance	(23,134)	(22,997)
Deferred tax assets (liabilties), net of allowance	27,724	27,046

Less current portion	2,271	1,258
Deferred tax assets (liabilties), non-current	$25,453	$25,788